Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters [Abstract]
Regulatory Matters
Note  12.   Regulatory Matters

Capital Ratios:  The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices.  The Company and the Bank's capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier I capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier I capital (as defined) to average assets (as defined).  Management believes, as of December 31, 2011 and 2010, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011 and 2010, the Bank was categorized as “well-capitalized” under the regulatory framework for prompt corrective action.  Prompt correction action provisions are not applicable to bank holding companies. There are no conditions or events since December 31, 2011 that management believes have changed the Bank's capital category.

To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.

	Actual		For Capital Adequacy Purposes		To be Well- Capitalized Under Prompt Corrective Action Provisions
Parke Bancorp, Inc.	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011	(Amounts in thousands except ratios)

Total Risk Based Capital	$98,992	15.5%	$51,209	8%	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	14.2%	$25,604	4%	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$90,851	12.1%	$30,122	4%	N/A	N/A
(to Average Assets)

As of December 31, 2010

Total Risk Based Capital	$92,629	14.2%	$52,183	8%	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$84,393	12.9%	$26,092	4%	N/A	N/A
(to Risk Weighted Assets)

Tier 1 Capital	$84,393	11.2%	$30,062	4%	N/A	N/A
(to Average Assets)

Parke Bank
As of December 31, 2011

Total Risk Based Capital	$98,817	15.4%	$51,208	8%	$64,010	10%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	14.2%	$25,604	4%	$38,406	6%
(to Risk Weighted Assets)

Tier 1 Capital	$90,676	12.0%	$30,122	4%	$37,652	5%
(to Average Assets)

As of December 31, 2010

Total Risk Based Capital	$92,556	14.2%	$52,181	8%	$65,226	10%
(to Risk Weighted Assets)

Tier 1 Capital	$84,321	12.9%	$26,091	4%	$39,136	6%
(to Risk Weighted Assets)

Tier 1 Capital	$84,321	11.2%	$30,062	4%	$37,577	5%
(to Average Assets)